Derivative Instruments and Hedging Activities (Details Textual) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Foreign Exchange Risk (Textual) [Abstract]
Libor rate receivable cap	3.50%
Interest Rate Risk [Abstract]
Fixed based rate from interest rate cap	1.12%
Effective reduction rate should rate exceed libor rate	2.38%
Cross currency swap agreement [Member]
Foreign Exchange Risk (Textual) [Abstract]
Fixed Interest rate	1.10%
Interest rate swap [Member]
Foreign Exchange Risk (Textual) [Abstract]
Libor rate receivable cap	3.50%
Net gain on foreign currency forward contracts	(0.5)
Maximum [Member] | Interest rate swap [Member]
Interest Rate Swap [Abstract]
Partnership pays variable-rate debt	3.25%
Minimum [Member] | Interest rate swap [Member]
Interest Rate Swap [Abstract]
Partnership pays on its variable-rate debt	0.30%